DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS [Abstract]
DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS

	As of September 30,
	2011	2012
	US$	US$
Deposit for purchase of property, plant and equipment	242	131

	242	131